Organization and Business Operations - Additional Information (Details) - USD ($)					2 Months Ended	5 Months Ended	9 Months Ended
		Oct. 27, 2021	Apr. 29, 2021	Jan. 22, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Organization And Business Operations [Line Items]
Proceeds from sale of Units in initial public offering				$ 450,000,000
Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Sale of common stock, value					$ 25,000	$ 25,000 [1]
Date of incorporation						Jul. 21, 2020	Jul. 21, 2020
Proceeds from sale of Units in initial public offering							$ 450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor							$ 11,000,000
Funds held in trust account, maturity description						The Trust Account will be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations.	Funds held in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government obligations.
Annual limit of regulatory withdrawal						$ 900,000	$ 900,000
Regulatory withdrawal of interest from trust account, maximum period							24 months
Redemption percentage of shares if business combination not completed						100.00%	100.00%
Threshold period to complete business combination from closing of public offering						24 months	24 months
Dissolution expenses, maximum allowed						$ 100,000	$ 100,000
Private Placement | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Amount placed in trust account				$ 450,000,000
Proceeds from sale of Units in initial public offering							450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor							$ 11,000,000
Minimum | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Threshold net tangible assets			$ 5,000,001
Percentage of fair market value			80.00%
Class A Common Stock | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Common stock par value (in dollars per share)						$ 0.0001	$ 0.0001
Redemption percentage of shares if business combination not completed						100.00%	100.00%
Class A Common Stock | Maximum | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Threshold net tangible assets							$ 5,000,001
Threshold period to complete business combination from closing of public offering						24 months	24 months
Common Stock | Class A Common Stock | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Sale of common stock, value	[1]					$ 0
Number of shares purchased	[1]					0
Subsequent Event
Organization And Business Operations [Line Items]
Common stock par value (in dollars per share)		$ 0.0001
Subsequent Event | Minimum | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Percentage of fair market value						80.00%
Subsequent Event | Class A Common Stock | Maximum | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Threshold net tangible assets						$ 5,000,001
Subsequent Event | Common Stock | Private Placement | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Number of shares purchased			20,000,000
Purchase price per share			$ 10.00
First Merger Sub, Second Merger Sub and Sonder | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Merger agreement date							Apr. 29, 2021
Date of business combination							Apr. 29, 2021
Sonder Holdings Inc. | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Common stock par value (in dollars per share)			0.000001
Sonder Holdings Inc. | Special Voting Series AA Common Stock | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Common stock par value (in dollars per share)			0.000001
Sonder Holdings Inc. | Special Voting Common Stock | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Common stock par value (in dollars per share)			0.000001
Sonder Holdings Inc. | Common Stock | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Common stock subject to cancelation upon agreement without consideration		1,277,285
Sale of common stock, value		$ 309,394,998
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001
Aggregate value of shares		$ 1,901,603,000	$ 2,176,603,000
Per share value		$ 10.00	$ 10.00
Number of shares purchased		32,216,785
Sonder Holdings Inc. | Common Stock | Maximum | Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Additional number of earn-out shares			14,500,000

[1]	This number includes up to $1,500,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.